UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/20 – 6/30/21

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05554
Reporting Period: 07/01/2020 - 06/30/2021
Morgan Stanley California Tax-Free Daily Income Trust

============= Morgan Stanley California Tax-Free Daily Income Trust ============

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:        MCA                            Security ID:  09254N806
Meeting Date:  JUL 27, 2020                   Meeting Type: Annual
Record Date:   MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management
1.9   Elect Director Frank J. Fabozzi         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:        NAC                            Security ID:  67066Y840
Meeting Date:  NOV 16, 2020                   Meeting Type: Annual
Record Date:   SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       Withhold     Management
1.3   Elect Director Terence J. Toth          For       Withhold     Management
1.4   Elect Director Robert L. Young          For       Withhold     Management
1.5   Elect Director William C. Hunter        For       Withhold     Management
1.6   Elect Director Albin F. Moschner        For       Withhold     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 27, 2021

* Print the name and title of each signing officer under his or her signature.